Equity (Change in Common Units) (Details) - shares shares in Millions	1 Months Ended		12 Months Ended			36 Months Ended
	Aug. 31, 2014	Feb. 28, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016
Number of Common Units, beginning of period			758.5	533.4
Partners' Capital Account, Units, Redeemed			(26.7)	(77.8)	(28.1)
Partners' Capital Account, Units, Acquisitions			13.3	258.2	23.7
Common Units issued in connection with the Distribution Reinvestment Plan			9.9	11.7	4.2	25.7
Common Units issued in connection with the equity distribution program			39.0	31.7	32.2
Issuance of Common Units under equity incentive plans			0.8	1.3	0.5
Number of Common Units, end of period			794.8	758.5	533.4	794.8
Susser Merger [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	23.7
Lake Charles LNG Transaction [Member]
Partners' Capital Account, Units, Redeemed		(28.1)